PW JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2002

                        PW JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2002


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital.........................1

Statement of Operations.......................................................2

Statements of Changes in Members' Capital.....................................3

Statement of Cash Flows.......................................................4

Notes to Financial Statements.................................................5

Schedule of Portfolio Investments.............................................12

                                                                    PW JUNIPER CROSSOVER FUND, L.L.C.
                                                STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                          (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                        JUNE 30, 2002

------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $236,411,407)                                 $ 200,005,631
Cash and cash equivalents                                                                   3,723,047
Receivables:
  Investments sold, not settled                                                               873,166
  Dividends                                                                                    71,245
  Interest                                                                                      5,299
------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                              204,678,388
------------------------------------------------------------------------------------------------------

LIABILITIES

Payables:
  Investments purchased, not settled                                                          168,631
  PWFA fee                                                                                    267,547
  Shareholder servicing fee                                                                    71,124
  Administration fee                                                                           68,828
  Professional fees                                                                            73,168
  Miscellaneous                                                                                45,373
------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                             694,671
------------------------------------------------------------------------------------------------------

NET ASSETS                                                                              $ 203,983,717
------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                               $ 240,382,511
Accumulated net unrealized depreciation on investments and other assets and
  liabilities denominated in foreign currencies                                           (36,398,794)
------------------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                                                  $ 203,983,717
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               1

                                                                    PW JUNIPER CROSSOVER FUND, L.L.C.
                                                                              STATEMENT OF OPERATIONS
                                                                                          (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                       SIX MONTHS ENDED JUNE 30, 2002

------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less net foreign witholding taxes of $180,473)                               $     771,153
Interest                                                                                       15,849
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                       787,002
------------------------------------------------------------------------------------------------------

EXPENSES

PWFA fee                                                                                    1,637,884
Shareholder servicing fee                                                                     477,150
Administration fee                                                                            151,757
Professional fees                                                                             132,559
Miscellaneous                                                                                 119,594
------------------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                                    2,518,944
------------------------------------------------------------------------------------------------------

Interest expense                                                                                3,568
------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                              2,522,512
------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                        (1,735,510)
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
            INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                                             (16,077,714)
  Foreign currency transactions                                                                (3,155)
Change in net unrealized appreciation/(depreciation) from:
  Investments                                                                             (39,416,413)
  Other assets and liabilities denominated in foreign currencies                                4,696
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM
            INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                 (55,492,586)
------------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                    $ (57,228,096)
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                                                              PW JUNIPER CROSSOVER FUND, L.L.C.
                                                                                      STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS ENDED
                                                                                      JUNE 30, 2002               YEAR ENDED
                                                                                       (UNAUDITED)            DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                                                   $  (1,735,510)            $  (3,244,878)
Net realized loss from investments and foreign currency transactions                    (16,080,869)               (9,319,574)
Change in net unrealized appreciation/(depreciation) from investments
            and other assets and liabilities denominated in foreign currencies          (39,411,717)               (8,446,791)
--------------------------------------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                                     (57,228,096)              (21,011,243)
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                                                -                53,756,621

Member withdrawals                                                                      (10,651,766)              (11,967,867)

Offering costs                                                                               (2,270)                 (199,446)

Adviser withdrawals                                                                         (89,326)                        -
--------------------------------------------------------------------------------------------------------------------------------

INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                                                   (10,743,362)               41,589,308
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                                 271,955,175               251,377,110
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                                     $ 203,983,717             $ 271,955,175
--------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                                 PW JUNIPER CROSSOVER FUND, L.L.C.
                                                                           STATEMENT OF CASH FLOWS
                                                                                       (UNAUDITED)
--------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED JUNE 30, 2002

--------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Decrease in Members' capital derived from operations                                $ (57,228,096)
Adjustments to reconcile decrease in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                              (47,727,429)
Proceeds from disposition of investments                                               64,209,960
  Net realized gain (loss) on investments and foreign currency transactions            16,080,869
  Change in net unrealized (appreciation)/depreciation on investments                  39,416,413
  Offering costs                                                                           (2,270)
  Changes in assets and liabilities:
    (Increase)/decrease in receivables:
       Investments sold, not settled                                                     (527,256)
       Reclaims of foreign withholding taxes, at value                                     71,925
       Dividends                                                                          (71,245)
       Interest                                                                            (1,858)
    Increase/(decrease) in payables:
      Investments purchased, not settled                                                 (430,095)
      PWFA fee                                                                            (39,790)
      Shareholder servicing fee                                                           (19,939)
      Administration fee                                                                 (119,596)
      Professional fees                                                                    44,018
      Miscellaneous                                                                        28,809
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                              13,684,420

CASH FLOWS FROM FINANCING ACTIVITIES
Adviser withdrawals                                                                       (89,326)
Member withdrawals                                                                    (10,651,766)
--------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                 (10,741,092)

Net increase/(decrease) in cash and cash equivalents                                    2,943,328
Cash and cash equivalents--beginning of period                                            779,719
--------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                            $   3,723,047
--------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.
                                                                               4

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION

   PW Juniper Crossover Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). Operations of the Fund commenced on November 21, 2000.

   The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Juniper Management, L.L.C. (the "Adviser"), a Delaware limited liability company to provide investment advice to the Fund.

   The Adviser is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisors Inc. ("OrbiMed"). PWFA is the managing member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Adviser under the oversight of PWFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's capital account balance at June 30, 2002 and December 31, 2001 and 2000 was $789,881, $1,074,368 and $1,045,836,
   respectively.

   Interests in the Fund are offered only to investors who are "Qualified Clients" as such term is defined in Rule 205-3 under the Investment Advisers Act of 1940. No Member will have the right to require the Fund to redeem the Member's interest in the Fund. The Fund from time to time may offer to repurchase up to 10% of its outstanding interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in March and September. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   A. PORTFOLIO VALUATION

   The net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

   Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

   When the Fund holds restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities.

   Private securities will be valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment will be valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

   Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Securities with a value of $36,096,118, were fair valued at June 30, 2002.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   A. PORTFOLIO VALUATION (CONTINUED)

   All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

   On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

   Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

   Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   C. FUND COSTS

   The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

   D. CASH AND CASH EQUIVALENTS

   Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

   E. INCOME  TAXES

   No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

   F. USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

   PWFA provides certain administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly fee (the "PWFA Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to PWFA's capital account, the Adviser's capital account and the Special Advisory Account, the capital account established for crediting any incentive allocation (the "Incentive Allocation") due to the Adviser. The PWFA Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts. A portion of the PWFA Fee will be paid by PWFA to OrbiMed.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

3. PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as the distributor of the Fund. The Fund will pay a shareholder servicing fee to UBS PWI and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

   The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2002, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

   The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. Generally, on December 31st of each year, commencing in 2001, the Adviser is entitled to an Incentive Allocation of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2002 and for the year ended December 31, 2001 was $0 and $89,326, respectively, and has been recorded as an increase to the Special Advisory Account.

   Effective September 10, 2001, the Fund participates in a $300,000,000 committed, unsecured revolving line of credit with UBS AG, Stamford Branch. Under the most restrictive arrangement, the Fund may borrow an amount that combined with other borrowings of the Fund would not exceed 33 1/3% of its net assets. The Fund is only liable under this line of credit to the extent of its own borrowing thereunder. The interest rate on borrowing is based on either the Federal Funds rate or LIBOR, at the discretion of the Fund. The expiration date of such credit agreement is September 9, 2002. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment which has not been utilized. For the six months ended June 30, 2002, the Fund did not have any borrowings under this agreement but did incur commitment fees in the amount of $3,568.

   Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2002 were $11,001.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

3. PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

   PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a monthly minimum fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates, not to exceed on an annual basis 0.15% of the average net assets of the Fund. Additionally, the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

4. SECURITIES TRANSACTIONS

   Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2002, amounted to $47,727,429 and $64,209,960 respectively.

   At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized depreciation on investments was $36,405,776, consisting of $12,927,023 gross unrealized appreciation and $49,332,799 gross unrealized depreciation.

5. SHORT-TERM BORROWINGS

   The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2002, the Fund's average interest rate paid on borrowings was 2.66% per annum and the average borrowings outstanding were $268,518. The Fund had no borrowings outstanding at June 30, 2002.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

   In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

   Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

   During the six months ended June 30, 2002, the Fund did not trade any forward or futures contracts or engage in option transactions or securities sold, not yet purchased.

7. COMMITMENTS AND CONTINGENCIES

   As of June 30, 2002, the Fund has outstanding investment commitments of approximately $1,976,570 for private equity securities.

8. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                      PERIOD FROM
                                                                                                   NOVEMBER 21, 2000
                                                                                                   (COMMENCEMENT OF
                                                          SIX MONTHS ENDED                            OPERATIONS)
                                                           JUNE 30, 2002          YEAR ENDED            THROUGH
                                                            (UNAUDITED)       DECEMBER 31, 2001    DECEMBER 31, 2000
                                                            -----------       -----------------    -----------------
Ratio of net investment loss to average net assets            (1.48)%*              (1.30)%             (2.31)%*
Ratio of total expenses to average net assets                  2.15%*                2.02%               4.99%*
Portfolio turnover rate                                       20.35%                27.20%                  -
Total return                                                 (21.63)%**             (7.84)%**           (3.40)%**
Average debt ratio                                             0.11%                 0.02%                  -
Net asset value at end of period                           $203,983,717          $271,955,175         $251,377,110

          *    Annualized.
          **   Total return  assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive  Allocation to the Adviser, and does not reflect the  deduction  of sales loads  incurred  when  subscribing  to the Fund.  Total returns for a period of less than a full year are not annualized.

                                                              PW JUNIPER CROSSOVER FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------

                                                                                  JUNE 30, 2002

  SHARES                                                                           MARKET VALUE
-------------------------------------------------------------------------------------------------

           COMMON STOCK (83.19%)
           ---------------------
           DRUG DELIVERY SYSTEMS (0.21%)

  141,684  DepoMed, Inc.*, (c)                                                  $       437,804
                                                                                ---------------
           ELECTRONIC COMPONENTS -
           SEMICONDUCTORS (0.92%)
  225,000  Caliper Technologies Corp.*                                                1,878,750
                                                                                ---------------
           MEDICAL - BIOMEDICAL/GENETICS (21.02%)
  157,000  Affymetrix, Inc. *                                                         3,766,430
  491,000  Bio-Technology General Corp.*                                              2,950,910
  600,000  Ciphergen Biosystems, Inc.*                                                2,118,000
  170,000  Enzon, Inc.*                                                               4,270,400
  190,000  Genentech, Inc.*                                                           6,365,000
  210,000  Genzyme Corp.*                                                             4,040,400
  160,000  IDEC Pharmaceuticals Corp. *                                               5,672,000
  500,000  Immunex Corp.*                                                            11,170,000
   34,100  Immunomedics, Inc. *                                                         177,661
   86,100  Incyte Genomics, Inc.*                                                       625,947
  699,430  LifeCell Corp.*, (c)                                                       1,713,604
                                                                                ---------------
                                                                                     42,870,352
                                                                                ---------------
           MEDICAL - DRUGS (53.84%)
   42,800  Actelion Ltd (Switzerland)*,**                                             1,553,069
  212,600  Altana AG - (Germany) **                                                  11,535,702
  400,000  Chugai Pharmaceutical Co., Ltd. - (Japan) **                               4,785,740
  120,000  Eli Lilly and Co.                                                          6,768,000
  375,000  Fujisawa Pharmaceutical Co., Ltd. - (Japan) **                             8,979,521
  220,000  Kyorin Pharmaceutical Co., Ltd. - (Japan) **                               5,304,696
  250,000  Novartis AG - (Switzerland) *, **                                         10,995,195
  330,000  Pfizer, Inc.                                                              11,550,000
  200,000  Pharmacopeia, Inc.*                                                        1,703,800
  112,000  Sanofi-Synthelabo SA - (France) **                                         6,813,823
  280,000  Schering-Plough Corp.                                                      6,888,000
  300,000  Sepracor, Inc.*                                                            2,865,000


     The preceding notes are an integral part of these financial statements.
                                                                              12

                                                              PW JUNIPER CROSSOVER FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------

                                                                                  JUNE 30, 2002

  SHARES                                                                           MARKET VALUE
-------------------------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------
           MEDICAL - DRUGS (CONTINUED)
   11,600  Serono SA Class B - (Switzerland) **                                 $     7,646,810
  185,000  Takeda Chemical Industries, Ltd. - (Japan) **                              8,118,905
  700,000  Tanabe Seiyaku Co., Ltd. - (Japan) **                                      6,132,356
  160,000  Wyeth                                                                      8,192,000
                                                                                ---------------
                                                                                    109,832,617
                                                                                ---------------
           MEDICAL - IMAGING SYSTEMS (2.94%)
  500,000  Given Imaging, Ltd. (b)                                                    5,995,000
                                                                                ---------------
           THERAPEUTICS (4.26%)
  160,000  Abgenix, Inc.*                                                             1,568,000
  180,000  Gilead Sciences, Inc.*                                                     5,918,400
  260,000  OraPharma, Inc.*                                                           1,196,000
                                                                                ---------------
                                                                                      8,682,400
                                                                                ---------------
           TOTAL COMMON STOCK (COST $206,412,182)                                   169,696,923
                                                                                ---------------
           PREFERRED STOCK (14.76%)
           ------------------------
           DRUG DISCOVERY/DRUG DEVELOPMENT (1.99%)
1,071,500  Biosynexsus, Inc., Series C*, (a)                                          3,160,925
  549,088  Corus Pharma, Inc., Series A*, (a)                                           895,271
                                                                                ---------------
                                                                                      4,056,196
                                                                                ---------------
           MEDICAL - TOOLS (1.24%)
  802,771  Agensys, Inc., Series C*, (a)                                              2,528,729
                                                                                ---------------
           RESEARCH & DEVELOPMENT (0.47%)
  331,627  Senomyx, Inc., Series E*, (a)                                                961,685
                                                                                ---------------
           RESEARCH PRODUCT/
           TECHNOLOGY PLATFORM (3.31%)
1,016,253  Amnis Corporation, Series B-1*, (a)                                          873,978
  395,114  Amphora Discovery Corp., Series A*, (a)                                      395,114
  615,812  LumiCyte, Inc., Series B*, (a)                                             1,133,094
  369,549  Molecular Staging, Inc., Series-D*, (a)                                    2,727,272


     The preceding notes are an integral part of these financial statements.
                                                                              13

                                                              PW JUNIPER CROSSOVER FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------

                                                                                  JUNE 30, 2002

  SHARES                                                                           MARKET VALUE
-------------------------------------------------------------------------------------------------

           PREFERRED STOCK (CONTINUED)
           ---------------------------
           RESEARCH PRODUCT/
           TECHNOLOGY PLATFORM (CONTINUED)
1,780,095  Protometrix, Inc., Series A-2*, (a)                                  $     1,618,268
                                                                                ---------------
                                                                                      6,747,726
                                                                                ---------------
           TECHNOLOGY PLATFORM/
           DRUG DISCOVERY (4.72%)
  268,815  Avalon Pharmaceuticals, Inc., Series B*, (a)                                 948,272
  297,728  Bio Information Technologies, Ltd., Series A*, (a)                         1,148,932
1,092,657  ChemoCentryx, Inc., Series B*, (a)                                         2,840,908
  862,381  Neogenesis Drug Discovery, Inc., Series-D*, (a)                            4,290,000
   60,584  RiboTargets Holdings, PLC, Series B -
           (United Kingdom)*,**, (a)                                                    405,414
                                                                                ---------------
                                                                                      9,633,526
                                                                                ---------------
           THERAPEUTICS (3.03%)
  851,423  ARYx Therapeutics, Series C*, (a)                                          1,264,363
  632,182  Bioenvision, Inc., Series A*, (b)                                          1,210,629
  316,091  Macrogenics, Series A1 & A2*, (a)                                            316,091
1,352,869  Xenoport, Inc., Series B*, (a)                                             3,382,172
                                                                                ---------------
                                                                                      6,173,255
                                                                                ---------------
           TOTAL PREFERRED STOCK (COST $29,335,119)                                  30,101,117
                                                                                ---------------
           WARRANTS (0.10%)
           ----------------
           MEDICAL - BIOMEDICAL/GENETICS (0.10%)
  391,681  LifeCell Corp., $1.92, 7/10/06*, (c)                                         207,591
   92,387  Molecular Staging, Inc., Series-D, $7.38, 11/15/10*, (a)                           0
                                                                                ---------------
                                                                                        207,591
                                                                                ---------------
           THERAPEUTICS (0.00%)
  410,930  Amnis Corporation, Inc., $1.25, 12/31/03*, (a)                                     0
  316,091  Bioenvision, Inc., $2.00, 5/16/07*, (b)                                            0
                                                                                ---------------
                                                                                              0
                                                                                ---------------
           TOTAL WARRANTS (COST $664,106)                                               207,591
                                                                                ---------------


     The preceding notes are an integral part of these financial statements.
                                                                              14

                                                              PW JUNIPER CROSSOVER FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------

                                                                                  JUNE 30, 2002

  SHARES                                                                           MARKET VALUE
-------------------------------------------------------------------------------------------------

           TOTAL INVESTMENTS -- 98.05% (Cost $236,411,407)                      $   200,005,631
                                                                                ---------------
           OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.95%                            3,978,086
                                                                                ---------------
           TOTAL NET ASSETS -- 100.00%                                          $   203,983,717
                                                                                ===============

    * Non-income producing security
    ** Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
    (a) Private equity investment valued at fair value.
    (b) Private investment in public equity valued at fair value. The total market value of investments carried at fair value amounted to $36,096,118 which represented 17.70% of the net assets at June 30, 2002.
    (c) Private investment in public equity (freely tradeable) at market value.

     The preceding notes are an integral part of these financial statements.
                                                                              15
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